CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Class B ordinary shares	Total
Increase (Decrease) in Stockholders' Equity
Net income						$ 1,453,333
Balance at the end at Dec. 31, 2019	$ 157	$ 1,000	$ 5,000,010	$ 2,689,444	$ 2,309,409		$ 5,000,010
Balance at the end (in shares) at Dec. 31, 2019	1,572,147	10,000,000
Balance at the beginning at Mar. 26, 2019	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 26, 2019	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to initial shareholder at approximately $0.002 per share		$ 1,006	25,000	23,994
Issuance of common stock to initial shareholder at approximately $0.002 per share (in shares)		10,062,500
Sale of Units to the public at $10.00 per unit	$ 4,000		400,000,000	399,996,000
Sale of Units to the public at $10.00 per unit (in shares)	40,000,000
Underwriters' discount and offering expenses			(22,555,869)	(22,555,869)
Sale of 6,333,334 Private Placement Warrants at $1.50 per warrant			9,500,000	9,500,000
Forfeiture of Class B shares by initial shareholders		$ (6)		6
Forfeiture of Class B shares by initial shareholders (in shares)		(62,500)
Proceeds subject to possible redemption	$ (3,843)		(384,278,530)	(384,274,687)
Proceeds subject to possible redemption (in shares)	(38,427,853)
Net income			2,309,409		2,309,409		2,309,409
Balance at the end at Dec. 31, 2019	$ 157	$ 1,000	$ 5,000,010	$ 2,689,444	$ 2,309,409		$ 5,000,010
Balance at the end (in shares) at Dec. 31, 2019	1,572,147	10,000,000